SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Research and Development [Abstract]
Capitalized development of new software products	$ 454,280		$ 265,208		$ 60,000
Capitalized software products	$ 212,067		281,783
Amortization expense of software development costs			$ 16,576	$ 0